UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock Series A [Member]	Preferred Stock Series B [Member]	Common Stock [Member]	Subscription Receivable [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Jul. 31, 2023	$ 8		$ 590	$ 0	$ 4,982	$ (276,521)	$ (7,691)	$ (278,632)
Beginning balance, shares at Jul. 31, 2023	80,000		5,903,481
Net loss						(15,784)	9,672	(6,112)
Ending balance, value at Oct. 31, 2023	$ 8		$ 590	0	4,982	(292,305)	1,981	(284,744)
Ending balance, shares at Oct. 31, 2023	80,000		5,903,481
Beginning balance, value at Jul. 31, 2024	$ 0	$ 8	$ 1,478	0	962,416	(222,071)	48,179	790,010
Beginning balance, shares at Jul. 31, 2024	0	80,000	14,781,803
Net loss						(93,056)	1,108	(91,948)
Ending balance, value at Oct. 31, 2024	$ 0	$ 8	$ 1,478	$ 0	$ 962,416	$ (315,127)	$ 49,287	$ 698,062
Ending balance, shares at Oct. 31, 2024	0	80,000	14,781,803